Schedule of Currency Exchange Rates (Details) - HCYC Group Company Limited [Member]	Mar. 31, 2025	Mar. 31, 2024
Foreign Currency Exchange Rate, Translation	7.7799	7.8259
Foreign Currency Exchange Rate, Remeasurement	7.7930	7.8246